Fair value measurements (other financial instruments) (Details) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 23,021	$ 17,383
Cash and cash equivalents - funds held for customers	24,579	25,471
Short-term debt	33,000	7,000
Long-term debt	742,592	748,122
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	23,021	17,383
Cash and cash equivalents - funds held for customers	24,579	25,471
Short-term debt	33,000	7,000
Long-term debt	$ 736,843	$ 751,978